AMOUNTS PER SHARE - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share based compensation plans
Earnings per share [line items]
Antidilutive securities excluded from calculation of amounts per share (in shares)	9.3	7.8